As filed with the Securities and Exchange Commission on August 12, 2011
Securities Act File No. 333-141093
Investment Company Act File No. 811-22026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☑

Pre-Effective Amendment No.		☐

Post-Effective Amendment No.	5	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☑

Amendment No.	7	☑

GABELLI SRI GREEN FUND, INC.
(Exact Name of Registrant as Specified in Charter)
One Corporate Center, Rye, New York 10580-1422
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-800-422-3554
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and Address of Agent for Service)
Copies to:

Bruce N. Alpert	Michael R. Rosella, Esq.
Gabelli SRI Green Fund, Inc.	Paul Hastings LLP
One Corporate Center	75 East 55th Street
Rye, New York 10580-1422	New York, New York 10022
     It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b); or

☑	on August 12, 2011 pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on [ ] pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on [____] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES
Exhibit Index
SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI SRI GREEN FUND, INC., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 12th day of August, 2011.

GABELLI SRI GREEN FUND, INC.

By:	/s/Bruce N. Alpert Bruce N. Alpert
President, Secretary and Principal
Executive Officer
     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Mario J. Gabelli*	Chairman of the Board	August 12, 2011
Mario J. Gabelli	(Chief Investment Officer)

/s/Bruce N. Alpert	President and Secretary	August 12, 2011
Bruce N. Alpert	(Principal Executive Officer)

/s/Agnes Mullady	Treasurer	August 12, 2011
Agnes Mullady	(Principal Financial and Accounting Officer)

Clarence A. Davis* Clarence A. Davis	Director	August 12, 2011

Vincent D. Enright* Vincent D. Enright	Director	August 12, 2011

Mario J. Gabelli* Mario J. Gabelli	Director	August 12, 2011

Anthonie C. van Ekris* Anthonie C. van Ekris	Director	August 12, 2011

*By:	/s/Bruce N. Alpert Bruce N. Alpert
Attorney-in-Fact

Exhibit Index

Exhibit No.	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase